SHAREHOLDERS' EQUITY (weighted average assumptions of stock options) (Details)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Equity [Abstract]
Risk-free rate	0.00%	0.19%
Expected term of options		3 years
Annualized volatility	0.00%	80.00%
Dividend rate	0.00%	0.00%